INVESTMENTS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Marketable securities, beginning	$ 18,425	$ 1,775
Additions	13,907	20,946
Disposals	(14,681)	(6,672)
Gain recorded in other comprehensive income/loss	2,094	1,611
Gain (loss) recorded in net loss	(4,285)	765
Distribution to shareholders	(2,074)
Marketable securities, ending balance	13,386	18,425
Marketable Securities (FVTOCI)
Statement [Line Items]
Marketable securities, beginning	3,386	1,775
Additions	216	0
Disposals	(710)	0
Gain recorded in other comprehensive income/loss	2,094	1,611
Gain (loss) recorded in net loss	0	0
Distribution to shareholders	0
Marketable securities, ending balance	4,986	3,386
Warrants (FVTPL)
Statement [Line Items]
Marketable securities, beginning	5,772	0
Additions	0	9,812
Disposals	0	0
Gain recorded in other comprehensive income/loss	0	0
Gain (loss) recorded in net loss	(3,698)	(4,040)
Distribution to shareholders	(2,074)
Marketable securities, ending balance	0	5,772
Marketable Securities (FVTPL)
Statement [Line Items]
Marketable securities, beginning	9,267	0
Additions	13,691	11,134
Disposals	(13,971)	(6,672)
Gain recorded in other comprehensive income/loss	0	0
Gain (loss) recorded in net loss	(587)	4,805
Distribution to shareholders	0
Marketable securities, ending balance	$ 8,400	$ 9,267